Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-C OWNER TRUST
Monthly Servicer's Certificate
for the month of November 2015

Collection Period	30-Nov-15	30/360 Days	30	Collection Period Start	1-Nov-15
Distribution Date	15-Dec-15	Actual/360 Days	29	Collection Period End	30-Nov-15
				Prior Month Settlement Date	16-Nov-15
				Current Month Settlement Date	15-Dec-15

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		858,773,177.61	347,834,875.30	331,914,985.04	0.398298
Yield Supplement Overcollaterization		25,439,844.30	6,375,345.13	5,931,896.34
Total Adjusted Portfolio		833,333,333.31	341,459,530.17	325,983,088.70
Total Adjusted Securities		833,333,333.31	341,459,530.17	325,983,088.70	0.391180
Class A-1 Notes	0.23000%	158,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.40000%	222,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.67000%	336,000,000.00	224,126,196.86	208,649,755.39	0.620981
Class A-4 Notes	1.30000%	84,000,000.00	84,000,000.00	84,000,000.00	1.000000
Certificates	0.00000%	33,333,333.31	33,333,333.31	33,333,333.31	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	15,476,441.47	125,137.13	46.0608377	0.3724319
Class A-4 Notes	0.00	91,000.00	-	1.0833333
Certificates	0.00	0.00	-	-
Total Securities	15,476,441.47	216,137.13

I. COLLECTIONS

Interest:
Interest Collections		823,568.16
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		823,568.16

Principal:
Principal Collections		15,534,164.96
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		15,534,164.96

Recoveries of Defaulted Receivables		136,200.80
Servicer Advances		0.00

Total Collections		16,493,933.92

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	28,882	341,459,530.17
Total Principal Payment		15,476,441.47
	28,417	325,983,088.70

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-C OWNER TRUST
Monthly Servicer's Certificate
for the month of November 2015

III. DISTRIBUTIONS

Total Collections	16,493,933.92
Reserve Account Draw	0.00
Total Available for Distribution	16,493,933.92

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	289,862.40
Servicing Fee Paid	289,862.40
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	125,137.13

Class A-3 Notes Monthly Interest Paid	125,137.13
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	91,000.00

Class A-4 Notes Monthly Interest Paid	91,000.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-C OWNER TRUST
Monthly Servicer's Certificate
for the month of November 2015

Total Note Monthly Interest
Total Note Monthly Interest Due	216,137.13
Total Note Monthly Interest Paid	216,137.13
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	15,987,934.39

4. Total Monthly Principal Paid on the Notes	15,476,441.47

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	15,476,441.47
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	511,492.92
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	511,492.92

V. RESERVE ACCOUNT

Initial Reserve Account Amount	2,083,333.33
Required Reserve Account Amount	2,083,333.33
Beginning Reserve Account Balance	2,083,333.33
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	2,083,333.33

Required Reserve Account Amount for Next Period	2,083,333.33

VI. POOL STATISTICS

Weighted Average Coupon	2.93%
Weighted Average Remaining Maturity	35.13

Principal Recoveries of Defaulted Receivables	136,200.80
Principal on Defaulted Receivables	385,725.30
Pool Balance at Beginning of Collection Period	347,834,875.30

Net Loss Ratio for Third Preceding Collection Period	0.53%
Net Loss Ratio for Second Preceding Collection Period	-0.06%
Net Loss Ratio for Preceding Collection Period	0.07%
Net Loss Ratio for Current Collection Period	0.86%
Four-Month Average Net Loss Ratio	0.35%

Cumulative Net Losses for all Periods	3,358,115.43

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-C OWNER TRUST
Monthly Servicer's Certificate
for the month of November 2015

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	2,815,986.92	181	0.85%
61-90 Days Delinquent	725,427.00	43	0.22%
91-120 Days Delinquent	131,125.52	8	0.04%
More than 120 Days	0.00	0	0.00%
Total 31+ Days Delinquent Receivables:	3,672,539.44	232	1.11%

61+ Days Delinquencies as Percentage of Receivables
Delinquency Ratio for Third Preceding Collection Period	0.18%	0.13%
Delinquency Ratio for Second Preceding Collection Period	0.17%	0.13%
Delinquency Ratio for Preceding Collection Period	0.21%	0.15%
Delinquency Ratio for Current Collection Period	0.26%	0.18%
Four-Month Average Delinquency Ratio	0.20%	0.15%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO